SCHWAB CAPITAL TRUST

Schwab® Fundamental Global Real Estate Index Fund
Schwab® International Opportunities Fund
Schwab International Index Fund ®
Schwab® Fundamental International Large Company Index Fund
Schwab® Fundamental International Small Company Index Fund
Schwab® Fundamental Emerging Markets Large Company Index Fund

SCHWAB STRATEGIC TRUST

Schwab® Fundamental International Large Company Index ETF
Schwab® Fundamental International Small Company Index ETF
Schwab® Fundamental Emerging Markets Large Company Index ETF
Schwab Crypto Thematic ETF
Schwab® International Dividend Equity ETF
Schwab® International Equity ETF
Schwab® International Small-Cap Equity ETF
Schwab® Emerging Markets Equity ETF

(each, a fund)
Supplement dated May 5, 2023, to each fund’s currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectuses and SAIs and should be read in conjunction with the
Statutory Prospectuses and SAIs.
Effective May 5, 2023, all references to Chuck Craig in each fund’s Statutory Prospectus and SAI are hereby deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG120908-00 (05/23)
00286242